Inventories, net	12 Months Ended
Dec. 31, 2024
Inventory Disclosure [Abstract]
Inventories, net	Inventories, net
Accounting policy
Inventory costs are computed on a first-in, first-out basis. Our inventory values comprise purchased materials, freight expenses, customs, duties, production labor and overhead. The valuation of inventory includes determining which fixed production overhead costs should be capitalized into inventory based on the normal capacity of our manufacturing and assembly facilities. During periods when production is below our established normal capacity level, some of our fixed overhead costs are not included in the cost of inventory; instead, they are recognized as cost of sales as incurred.
Inventory is valued at the lower of cost or net realizable value, based on assumptions about future demand and market conditions. Valuation of inventory also requires us to establish provisions for inventory that is defective, obsolete or in excess. We use our demand forecast to develop manufacturing plans and utilize this information to compare against raw materials and work-in-progress and finished product levels to determine the amount of defective, obsolete or excess inventory.
Inventories consist of the following:

Year ended December 31 (€, in millions)	2023	2024
Raw materials	4,057.3	4,911.2
Work-in-process	3,388.1	4,872.3
Finished products	2,098.5	2,019.5
Inventories, gross	9,543.9	11,803.0
Inventory reserves	(693.2)	(911.5)
Inventories, net	8,850.7	10,891.5
The increase in inventory in 2024, compared to 2023, is mainly driven by the introduction of EXE. Additionally, inventory increased in 2024 due to higher costs and longer cycle times of our latest technologies and growing install base.
A summary of movements in the inventory reserves is as follows:

Year ended December 31 (€, in millions)	2023	2024
Balance at beginning of year	(466.9)	(693.2)
Additions for the year	(485.3)	(554.7)
Effect of changes in exchange rates	2.4	(1.7)
Utilization of the reserve	256.6	338.1
Balance at end of year	(693.2)	(911.5)
The additions for 2024, 2023 and 2022 are recorded in cost of sales. The additions for the year mainly relate to inventory items which became obsolete due to technological developments and design changes.